Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 49,565	Taxes	UNITED STATES	State of Wyoming	Lost Creek	UR ENERGY INC	Underground Mining
#: 2
	210	Fees	UNITED STATES	Sweetwater County, Wyoming	Lost Creek	UR ENERGY INC	Underground Mining
#: 3
	119,917	Taxes	UNITED STATES	Sweetwater County, Wyoming	Lost Creek	UR ENERGY INC	Underground Mining
#: 4
	4,009	Taxes	UNITED STATES	Carbon County, Wyoming	Lost Creek	UR ENERGY INC	Underground Mining
#: 5
	764	Taxes	UNITED STATES	Fremont County, Wyoming	Lost Creek	UR ENERGY INC	Underground Mining
#: 6
	265	Fees	UNITED STATES	Carbon County, Wyoming	Lost Creek	UR ENERGY INC	Underground Mining
#: 7
	47	Fees	UNITED STATES	Fremont County, Wyoming	Lost Creek	UR ENERGY INC	Underground Mining
#: 8
	208,358	Fees	UNITED STATES	State of Wyoming Department of Environmental Quality	Lost Creek	UR ENERGY INC	Underground Mining
#: 9
	14,800	Fees	UNITED STATES	Government of the United States of America United States Nuclear Regulatory Commission	Lost Creek	UR ENERGY INC	Underground Mining
#: 10
	382,782	Fees	UNITED STATES	Government of the United States of America Bureau of Land Management	Lost Creek	UR ENERGY INC	Underground Mining
#: 11
	364	Fees	UNITED STATES	State of Wyoming Secretary of State	Lost Creek	UR ENERGY INC	Underground Mining
#: 12
	$ 11,912	Fees	UNITED STATES	State of Wyoming Office of State Lands and Investment	Lost Creek	UR ENERGY INC	Underground Mining